Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Net advertising revenues	[1]	$ 208,026	¥ 1,353,480	¥ 1,232,210	¥ 1,226,516
Paid services revenues	[1]	34,061	221,612	212,697	382,680
Total revenues	[1]	242,087	1,575,092	1,444,907	1,609,196
Cost of revenues	[1]	(111,768)	(727,197)	(726,807)	(829,386)
Gross profit		130,319	847,895	718,100	779,810
Operating expenses:
Sales and marketing expenses	[1]	(75,875)	(493,664)	(339,171)	(346,133)
General and administrative expenses	[1]	(22,582)	(146,923)	(181,677)	(183,989)
Technology and product development expenses	[1]	(29,560)	(192,325)	(161,880)	(170,714)
Total operating expenses	[1]	(128,017)	(832,912)	(682,728)	(700,836)
Income from operations		2,302	14,983	35,372	78,974
Other income:
Interest income		8,344	54,286	35,113	30,234
Interest expense		(3,415)	(22,221)	(7,061)	(2,328)
Foreign currency exchange (loss)/gain		(3,621)	(23,560)	9,608	(1,054)
(Loss)/ income from equity investments, including impairments		968	6,296	(1,776)	(41,861)
Gain on disposal of an equity investment and acquisition of available-for-sale investments | ¥					4,643
Others, net		2,985	19,423	21,053	29,294
Income before tax		7,563	49,207	92,309	97,902
Income tax expense		(2,272)	(14,783)	(14,089)	(25,517)
Net income		5,291	34,424	78,220	72,385
Net loss attributable to noncontrolling interests		468	3,048	2,391	1,199
Net income attributable to Phoenix New Media Limited		5,759	37,472	80,611	73,584
Net income		5,291	34,424	78,220	72,385
Other comprehensive income (net of nil tax for all years ): fair value remeasurement for available-for-sale investments		49,419	321,538	247,336	15,869
Other comprehensive income/(loss) (net of nil tax for all years): foreign currency translation adjustment		(7,630)	(49,640)	27,669	22,813
Comprehensive income		47,080	306,322	353,225	111,067
Comprehensive loss attributable to noncontrolling interests		468	3,048	2,391	1,199
Comprehensive income attributable to Phoenix New Media Limited		47,548	309,370	355,616	112,266
Net income attributable to Phoenix New Media Limited		5,759	37,472	80,611	73,584
Ordinary Shares
Other income:
Net income attributable to Phoenix New Media Limited		5,759	37,472	80,611	73,584
Net income attributable to Phoenix New Media Limited		$ 5,759	¥ 37,472	¥ 80,611	¥ 73,584
Net income per share:
Basic | (per share)		$ 0.01	¥ 0.07	¥ 0.14	¥ 0.13
Diluted | (per share)		$ 0.01	¥ 0.06	¥ 0.14	¥ 0.13
Weighted average number of Class A and Class B ordinary shares used in computing net income per share:
Basic		574,786,887	574,786,887	573,521,536	571,247,723
Diluted		590,433,907	590,433,907	577,037,906	580,785,256
ADS
Net income per share:
Basic | (per share)		$ 0.08	¥ 0.52	¥ 1.12	¥ 1.03
Diluted | (per share)		$ 0.08	¥ 0.51	¥ 1.12	¥ 1.01
Weighted average number of Class A and Class B ordinary shares used in computing net income per share:
Basic		71,848,361	71,848,361	71,690,192	71,405,965
Diluted		73,804,238	73,804,238	72,129,738	72,598,157

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 71,048 98,413 67,393 10,358Paid services revenues 276,712 122,844 139,149 21,387Cost of revenues (49,363) (29,057) (57,057) (8,770)Sales and marketing expenses (1,788) (1,277) (748) (115)General and administrative expenses (1,812) (260) (6,245) (960)